Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 417,661.44
Total Fee Amount	57.68
Total Offset Amount	0.00
Net Fee	$ 57.68
Offering Table N/A
Offset Table N/A	N/A